Income Taxes (Details) - Schedule of income tax benefit ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of income tax benefit [Abstract]
Current tax expense	¥ 5,924		¥ 3,748	¥ 5,756
Deferred tax benefit	(1,445)	$ (227)	(884)	(884)
Total	¥ 4,479	$ 703	¥ 2,864	¥ 4,872